Summary of Significant Accounting Policies - Antidilutive Securities Excluded From Computation of Diluted Net Loss per Common Share (Parenthetical) (Detail)	4 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014		Sep. 30, 2013	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,226,808	12,951,191	[1]	5,983,828	6,587,828
Options To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		209,959

[1]	Options to purchase 209,959 shares of common stock are excluded as the exercise prices of the options were greater than the average fair value of common stock for the period presented.